Construction Contracts - Summary of Changes in Total Contract Amount in Which Revenue is Not Yet Recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Construction Services Contracts [Abstract]
Beginning balance	₩ 5,795,600	₩ 5,594,946	₩ 2,783,935
Increase and decrease
New orders and foreign exchange impact	1,299,281	1,029,165	3,578,599
Changes in scope of construction work	109,000	43,116	81,401
Increase (decrease) in Construction contracts from new orders and foreign exchange	1,190,281	986,049	3,457,964
Recognized as revenue	(849,108)	(785,395)	(646,953)
Ending balance	₩ 6,136,773	₩ 5,795,600	₩ 5,594,946